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                        SUPPLEMENT DATED JULY 1, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

                       Deferred Variable Annuity Contracts

                                    ISSUED BY

                        Nationwide Life Insurance Company

                                   THROUGH ITS

                     Nationwide Multi-Flex Variable Account

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.



1. Information for the following underlying mutual funds contained in the "Underlying Mutual Fund Annual Expenses" table located on page 6 of your prospectus, is amended as follows:

                                      Underlying Mutual Fund Annual Expenses
            (as a percentage of underlying mutual fund average net assets, after expense reimbursement)
--------------------------------------------------------------------------------------------------------------------
                                                           Management       Other         12b-1      Total Mutual
                                                              Fees         Expenses       Fees      Fund Expenses
--------------------------------------------------------------------------------------------------------------------

NSAT Capital Appreciation Fund                                0.58%         0.22%          0.00%       0.80%
--------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                     0.44%         0.22%          0.00%       0.66%
--------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                        0.34%         0.21%          0.00%       0.55%
--------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                        0.57%         0.21%          0.00%       0.78%
--------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.


Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

--------------------------------------------------------------------------------------------------------------------
                                                                Management      Other        12b-1      Total Mutual
                                                                   Fees       Expenses       Fees       Fund Expenses
--------------------------------------------------------------------------------------------------------------------

NSAT Capital Appreciation Fund                                 0.60%         0.22%        0.00%        0.82%
--------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                      0.50%         0.22%        0.00%        0.72%
--------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                         0.40%         0.21%        0.00%        0.61%
--------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                         0.59%         0.21%        0.00%        0.80%
--------------------------------------------------------------------------------------------------------------------


2. Information for the following underlying mutual funds contained in the "Example" chart located on page 7 of your prospectus, is amended as follows:

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

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The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the standard 7 year CDSC schedule and the maximum amount of variable account charges that could be assessed to a contract (1.30%). The example reflects the Contract Maintenance Charge expressed as a percentage of the average contract account size for existing contracts. Since the average contract account size for contracts described in this prospectus is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.


The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.

--------------------------------------------------------------------------------------------------------------------------
                                  If you surrender your      If you do not surrender your  If you annuitize your contract
                                contract at the end of the    contract at the end of the    at the end of the applicable
                                  applicable time period         applicable time period              time period
--------------------------------------------------------------------------------------------------------------------------
                             1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation       94     118    152     267      24    73     125     267      *     73     125      267
Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund       92     114    145     253      22    69     118     253      *     69     118      253
--------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund          91     110    139     241      21    65     112     241      *     65     112      241
--------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund          94     117    151     165      24    72     124     265      *     72     124      265
--------------------------------------------------------------------------------------------------------------------------

3. The first paragraph of the "Dollar Cost Averaging" provision on page 23 of your prospectus is amended to delete the following sentence:

     "Contract owners may participate in this program if their contract value is $5,000 or more."

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